Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

Note 6. Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	December 31,
	2022	2021
	(U.S. $ in thousands)
Machinery and equipment	$157,602	$157,692
Buildings and improvements	178,605	178,025
Computer equipment and software	52,503	51,311
Office equipment, furniture and fixtures	14,628	14,723
Land	18,927	19,079
	422,265	420,830
Accumulated depreciation	(230,220)	(219,357)
	192,045	201,473
Construction work in progress	3,018	1,822
	$195,063	$203,295

Depreciation expenses were $22.6 million, $24.8 million and $25.2 million in the years ended December 31, 2022, 2021 and 2020, respectively. During the years ended December 31, 2022 , 2021 and 2020, the Company recorded impairment charges of $3.8 million, $1.4 and $7.0 million, respectively which were recorded in the consolidated statements of operations and comprehensive loss under cost of sales.